The table below summarizes the total risk represented by loan commitments, financial guarantees and similar instruments: (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Loan Commitments Financial Guarantees And Similar Instruments
Commitments to extend credit	[1]	R$ 318,281,881	R$ 309,104,025
Financial guarantees	[2]	97,960,932	83,467,093
Letters of credit for imports		793,921	1,233,034
Total		R$ 417,036,734	R$ 393,804,152

[1]	It includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts; and
[2]	It refers to guarantees mostly provided for Corporate customers.